DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS

NOTE 1. DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS

Artemis Strategic Investment Corporation (the “Company”) is a blank check company incorporated as a Delaware corporation on January 4, 2021. The Company was formed for the purpose of effectuating a merger, capital stock exchange, asset acquisition, stock purchase, reorganization or other similar business combination with one or more businesses (the “Business Combination”). The Company is an early stage and emerging growth company and, as such, the Company is subject to all of the risks associated with early stage and emerging growth companies.

As of June 30, 2023, the Company had not yet commenced any operations. All activity since inception relates to the Company’s formation and the initial public offering (the “Initial Public Offering” or “IPO”), and subsequent to the IPO, identifying a target business to complete a Business Combination with, as well as activities in connection with the Proposed Business Combination which is described below. The Company will not generate any operating revenues until after the completion of its initial Business Combination, at the earliest. The Company generates non-operating income in the form of interest income from the proceeds of the Initial Public Offering. The Company has selected December 31 as its fiscal year end.

Prior to the consummation of the IPO, on January 5, 2021, Artemis Sponsor, LLC (the “Sponsor”) purchased 4,312,500 shares of Class B common stock, par value $0.0001 per share (“Founder Shares” or “Class B Common Stock”), for an aggregate purchase price of $25,000, or $0.006 per share. On March 16, 2021, Artemis effected a stock split of the Class B Common Stock, resulting in an aggregate of 5,031,250 shares of Class B Common Stock outstanding and held by the Sponsor. The number of Founder Shares issued was determined based on the expectation that the total size of the IPO would be a maximum of 20,125,000 units if the underwriters’ option to purchase additional units was exercised in full, and therefore, that such Founder Shares would represent 20% of the issued and outstanding shares of common stock after the IPO.

On October 4, 2021, the Company consummated the Initial Public Offering of 20,125,000 units (the “Units”), including the issuance 2,625,000 Units as a result of the underwriters’ exercise of their over-allotment option in full, at $10.00 per Unit, generating gross proceeds of $201,250,000, which is described in Note 3. Each Unit issued in the IPO consists of one share of Class A common stock, par value $0.0001 per share (the “Public Shares” or “Class A Common Stock”) and one-half of one redeemable warrant (the “Public Warrants”). As a result of the exercise by the underwriters of their over-allotment option in full, 656,250 shares of Class B Common Stock were no longer subject to forfeiture.

Certain institutional anchor investors (the “Institutional Anchor Investors”) that are not affiliated with the Company, the Sponsor or the Company’s officers, directors, and certain members of the Company’s management purchased an aggregate of 13,020,000 Units. The Units were sold at an offering price of $10.00 per Unit, generating gross proceeds of $130,200,000. In addition to and as part of the Initial Public Offering, certain entities affiliated with the Sponsor, purchased an aggregate of 2,732,500 Units at an offering price of $10.00 per Unit, generating gross proceeds of $27,325,000.

Simultaneously with the closing of the Initial Public Offering, the Company consummated the sale of 8,000,000 warrants (the “Sponsor Warrants”) at a price of $1.00 per Sponsor Warrant in a private placement to the Sponsor, generating gross proceeds of $8,000,000, which is described in Note 4. The Company also consummated the sale of 2,000,000 warrants (the “Anchor Investor Warrants”, together with the Sponsor Warrants, the “Private Placement Warrants”) at a price of $1.00 per Anchor Investor Warrant in a private placement to certain Institutional Anchor Investors, generating gross proceeds of $2,000,000.

Simultaneously with the closing the Initial Public Offering, the Sponsor forfeited 1,618,434 Founder Shares and the Company sold 1,618,434 Founder Shares to certain Institutional Anchor Investors at the original purchase price of $0.006 per share. The Founder Shares will automatically convert into shares of Class A Common Stock at the time of the Company’s initial Business Combination on a one-for-one basis, subject to adjustment as provided in the Company’s final prospectus, as filed with the Securities and Exchange Commission (the “SEC”) on October 1, 2021 (“Final Prospectus”).

Transaction costs amounted to $25,559,771 consisting of $3,825,000 of underwriting fees, $7,043,750 of deferred underwriting commissions, $13,796,426 of offering costs related to the fair value of the Founder Shares issued to certain Institutional Anchor Investors and $894,595 of other offering costs. Effective as of July 14, 2022, Barclays Capital Inc. (“Barclays”) resigned and withdrew from its role as financial advisor and capital markets advisor to the Company and waived its entitlement to all fees in connection with the Business Combination, including its portion of the deferred underwriting commissions in the amount of approximately $4,578,438. Effective as of July 20, 2022, BMO Capital Markets Corp. (“BMO”) waived its entitlement to its portion of the deferred underwriting commissions in the amount of approximately $2,465,312. Offering costs related to the Founder Shares amounted to $13,796,426, of which $13,158,021 were charged to stockholders’ equity/(deficit) upon the completion of the Initial Public Offering and $638,405 were expensed to the statements of operations and included in transaction costs allocated to warrant liabilities. As a result of the Barclays’ resignation letter and BMO’s waiver notice, the Company recorded (i) a positive adjustment to stockholders’ deficit of $6,717,612 and (ii) a gain on derecognition of deferred underwriting fees payable of $326,138 within the accompanying statements of operation during the year ended December 31, 2022.

Following the closing of the Initial Public Offering, an amount of $205,275,000 ($10.20 per Unit) from the net proceeds of the sale of the Units in the Initial Public Offering and the sale of the Private Placement Warrants was placed in a trust account (the “Trust Account”) and will be invested in U.S. government securities, within the meaning set forth in Section 2(a)(16) of the Investment Company Act of 1940, as amended (the “Investment Company Act”), with a maturity of 185 days or less, or in any open-ended investment company that holds itself out as a money market fund meeting certain conditions of Rule 2a-7 of the Investment Company Act, as determined by the Company, until the earlier of: (i) the completion of a Business Combination and (ii) the distribution of the funds in the Trust Account to the Company’s stockholders, as described below.

The Company’s management has broad discretion with respect to the specific application of the net proceeds of the Initial Public Offering and the sale of the Private Placement Warrants, although substantially all of the net proceeds are intended to be applied generally toward completing a Business Combination. The Company must complete its initial Business Combination with one or more target businesses that together have a fair market value equal to at least 80% of the net assets held in the Trust Account (excluding any deferred underwriting commissions held in the Trust Account) at the time of the agreement to enter into a Business Combination. The Company will only complete a Business Combination if the post-Business Combination company owns or acquires 50% or more of the issued and outstanding voting securities of the target or otherwise acquires a controlling interest in the target business sufficient for it not to be required to register as an investment company under the Investment Company Act. There is no assurance that the Company will be able to effect a Business Combination successfully.

The Company will provide its holders of the outstanding Public Shares (the “Public Stockholders”) with the opportunity to redeem all or a portion of their Public Shares upon the completion of a Business Combination either (i) in connection with a stockholder meeting called to approve a Business Combination or (ii) by means of a tender offer. In connection with a proposed Business Combination, the Company will be required to seek stockholder approval of a Business Combination at a meeting called for such purpose at which stockholders may seek to redeem their shares, regardless of whether they vote for or against a Business Combination. The Company will proceed with a Business Combination only if a majority of the outstanding shares voted are voted in favor of the Business Combination.

If the Company conducts redemptions of the Public Shares in connection with a Business Combination pursuant to the proxy solicitation rules in conjunction with a stockholder meeting instead of pursuant to the tender offer rules, the Company’s third amended and restated certificate of incorporation (the “Certificate of Incorporation”) provides that, a Public Stockholder, together with any affiliate of such stockholder or any other person with whom such stockholder is acting in concert or as a “group” (as defined under Section 13 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”)), will be restricted from seeking redemption rights with respect to 15% or more of the Public Shares without the Company’s prior written consent.

The Public Stockholders will be entitled to redeem their shares for a pro rata portion of the amount then in the Trust Account (initially $10.20 per share, plus any pro rata interest earned on the funds held in the Trust Account and not previously released to the Company to pay its tax obligations). The per-share amount to be distributed to stockholders who redeem their shares will not be reduced by the deferred underwriting commissions, which prior to the resignation of Barclays and waiver of fees by BMO, was to be paid to the underwriters upon the completion of the Business Combination, but has been waived following their resignation and waiver, respectively. There will be no redemption rights upon the completion of a Business Combination with respect to the Company’s warrants. These Public Shares are recorded at redemption value and classified as temporary equity upon the completion of the Initial Public Offering, in accordance with Accounting Standards Codification (“ASC”) Topic 480 “Distinguishing Liabilities from Equity.”

If the Company is unable to conduct redemptions pursuant to the proxy solicitation rules as described above, the Company will, pursuant to its Certificate of Incorporation, offer such redemption pursuant to the tender offer rules of the SEC, and file tender offer documents containing substantially the same information as would be included in a proxy statement with the SEC prior to completing a Business Combination.

The Sponsor, officers, directors, Institutional Anchor Investors, and advisors have agreed (a) to vote their Founder Shares and any Public Shares purchased during or after the Initial Public Offering in favor of a Business Combination, (b) not to propose an amendment to the Company’s Certificate of Incorporation with respect to the Company’s pre-Business Combination activities prior to the consummation of a Business Combination unless the Company provides dissenting Public Stockholders with the opportunity to redeem their Public Shares in conjunction with any such amendment, (c) not to redeem any shares (including the Founder Shares) into cash from the Trust Account in connection with a stockholder vote to approve a Business Combination (or to sell any shares in a tender offer in connection with a Business Combination if the Company is unable to conduct redemptions pursuant to the proxy solicitation rules) or a vote to amend the provisions of the Certificate of Incorporation relating to stockholders’ rights of pre-Business Combination activity and (d) that the Founder Shares shall not participate in any liquidating distributions upon winding up if a Business Combination is not consummated. However, the Sponsor and our officers, directors and advisors will be entitled to liquidating distributions from the Trust Account with respect to any Public Shares purchased during or after the Initial Public Offering if the Company fails to complete its Business Combination.

If the Company is unable to complete a Business Combination within 18 months from the closing of the Initial Public Offering (or 21 months from the closing of the Initial Public Offering, if the Company has executed a definitive agreement for a Business Combination within 18 months from the closing of the Initial Public Offering) (the “Combination Period”), the Company will (i) cease all operations except for the purpose of winding up, (ii) as promptly as reasonably possible but no more than ten business days thereafter, redeem the Public Shares, at a per-share price, payable in cash, equal to the aggregate amount then on deposit in the Trust Account, including interest earned on the funds held in the Trust Account and not previously released to us to pay taxes (less up to $100,000 of interest to pay dissolution expenses), divided by the number of then outstanding Public Shares, which redemption will completely extinguish Public Stockholders’ rights as stockholders (including the right to receive further liquidation distributions, if any), subject to applicable law, and (iii) as promptly as reasonably possible following such redemption, subject to the approval of the remaining stockholders and the Company’s board of directors, proceed to commence a voluntary liquidation and thereby a formal dissolution of the Company, subject in each case to its obligations under Delaware law to provide for claims of creditors and the requirements of applicable law. The underwriters have agreed to waive their rights to the deferred underwriting commission held in the Trust Account in the event the Company does not complete a Business Combination within the Combination Period and, in such event, such amounts will be included with the funds held in the Trust Account that will be available to fund the redemption of the Public Shares. In the event of such distribution, it is possible that the per share value of the assets remaining available for distribution will be less than the price per Unit $10.20. On March 30, 2022, the Company executed a definitive agreement for a Business Combination, described in the section titled “Proposed Business Combination with Novibet”, which has extended the mandatory liquidation date to 21 months or July 4, 2023.

On June 29, 2023, the Company held a special meeting of its stockholders in lieu of an annual meeting of stockholders (the “2023 Special Meeting”). At the 2023 Special Meeting, the Company’s stockholders approved a proposal to amend the Company’s third amended and restated certificate of incorporation (the “Certificate of Incorporation”) to provide the Company with the right to extend the date by which the Company must consummate its initial business combination (the “Extension”), from July 4, 2023 to October 4, 2023 (the “Extended Date”) and to allow the Company, without another stockholder vote, by resolution of the Company’s board of directors, to elect to further extend the Extended Date in one-month increments up to six additional times, or a total of up to nine months total, up to April 4, 2024 (the “Extension Amendment Proposal”). In connection with the Extension, the Sponsor agreed to deposit into the Trust Account as a loan, (i) on July 5, 2023, an amount equal to the lesser of (x) $180,000 or (y) $0.105 per public share multiplied by the number of public shares outstanding, and (ii) one business day following the public announcement by the Company disclosing that the Company’s board of directors has determined to further extend the date by which the Company must consummate a business combination for an additional month, for each additional month up to April 4, 2024, an amount equal to the lesser of (x) $60,000 or (y) $0.035 per public share multiplied by the number of public shares outstanding. The Company’s stockholders also approved a proposal (the “Redemption Limitation Amendment Proposal”) to amend the Certificate of Incorporation to eliminate (i) the limitation that the Company may not redeem public shares in an amount that would cause the Company’s net tangible assets to be less than $5,000,001 and (ii) the limitation that the Company shall not consummate a business combination unless the Company has net tangible assets of at least $5,000,001 immediately prior to, or upon consummation of, or any greater net tangible asset or cash requirement that may be contained in the agreement relating to, such business combination. The Company’s stockholders also approved a proposal (the “Founder Share Amendment Proposal” and together with the Extension Amendment Proposal and

Redemption Limitation Amendment Proposal, the “Charter Amendment Proposals”) to provide for the right of a holder of the Company’s Class B common stock, par value $0.0001 per share, to convert such shares into Class A common stock, par value $0.0001 per share, on a one-for-one basis at any time and from time to time prior to the closing of a business combination at the election of the holder.

The Sponsor has agreed that it will be liable to the Company if and to the extent any claims by a third party for services rendered or products sold to the Company, or a prospective target business with which the Company has entered into a written letter of intent, confidentiality or similar agreement or Business Combination agreement, reduce the amount of funds in the Trust Account to below the lesser of (i) $10.20 per Public Share and (ii) the actual amount per Public Share held in the Trust Account as of the day of liquidation of the Trust Account, if less than $10.00 per share due to reductions in the value of the trust assets, less taxes payable, provided that such liability will not apply to any claims by a third party or prospective target business who executed a waiver of any and all rights to monies held in the Trust Account (whether or not such waiver is enforceable) nor will it apply to any claims under the Company’s indemnity of the underwriters of Initial Public Offering against certain liabilities, including liabilities under the Securities Act of 1933, as amended (the “Securities Act”). However, the Company has not asked the Sponsor to reserve for such indemnification obligations, nor has the Company independently verified whether the Sponsor has sufficient funds to satisfy its indemnity obligations and believe that the Sponsor’s only assets are securities of the Company. Therefore, the Company cannot assure its stockholders that the Sponsor would be able to satisfy those obligations. None of the Company’s officers or directors will indemnify the Company for claims by third parties including, without limitation, claims by vendors and prospective target businesses. The Company will seek to reduce the possibility that the Sponsor will have to indemnify the Trust Account due to claims of creditors by endeavoring to have all vendors, service providers, (other than the Company’s independent registered public accounting firm) prospective target businesses or other entities with which the Company does business, execute agreements with the Company waiving any right, title, interest or claim of any kind in or to monies held in the Trust Account.

The Institutional Anchor Investors will not be entitled to (i) redemption rights with respect to any Founder Shares held by them in connection with the completion of the initial Business Combination, (ii) redemption rights with respect to any Founder Shares held by them in connection with a stockholder vote to amend the Certificate of Incorporation in a manner that would affect the substance or timing of the Company’s obligation to redeem 100% of its Public Shares if the Company has not consummated an initial Business Combination within the Combination Period or (iii) rights to liquidating distributions from the Trust Account with respect to any Founder Shares held by them if the Company fails to complete the initial Business Combination within the Combination Period (although they will be entitled to liquidating distributions from the Trust Account with respect to any Public Shares they hold if the Company fails to complete the initial Business Combination within the Combination Period), see Note 5.

Proposed Business Combination with Novibet

On March 28, 2022, the board of directors of Artemis unanimously approved the Agreement and Plan of Reorganization, dated as of March 30, 2022, and amended on September 2, 2022 and December 14, 2022 (as the same may be further amended, supplemented or otherwise modified from time to time, the “Business Combination Agreement”), by and among Komisium Limited, a private company limited by shares incorporated under the laws of Cyprus and the holder of all of the issued ordinary shares of Novibet and all of the issued and outstanding PubCo Ordinary Shares (“Komisium”), Logflex MT Holding Limited, a limited liability company organized under the laws of Malta with company registration number C 77769 and having its registered office at 170, Pater House, Level 1 (Suite A191), Psaila Street, Birkirkara, BKR 9077, Malta and a direct, wholly-owned subsidiary of Komisium (“Novibet”), Novibet PLC, a Jersey public limited company, and a direct, wholly-owned subsidiary of Komisium (“PubCo”), Novibet Merger Sub Inc., a Delaware corporation and a direct, wholly-owned subsidiary of PubCo (“Merger Sub”), and Artemis, which provides for, among other things, (i) the sale and transfer by Komisium of all issued ordinary shares and other equity interests of Novibet to PubCo in exchange for the consideration hereafter described (the “Share Exchange”), and (ii) the merger of Merger Sub with and into Artemis, with Artemis surviving and continuing as a direct, wholly-owned subsidiary of PubCo (the “Merger” and, together with the Share Exchange and the other transactions contemplated by the Business Combination Agreement to be effective upon consummation of the Merger, the “Proposed Business Combination”).

Pursuant to the Business Combination Agreement, subject to the satisfaction or waiver of certain closing conditions set forth therein, immediately prior to the Effective Time, Komisium will sell and transfer all issued ordinary shares and other equity interests of Novibet to PubCo in consideration for receiving at closing of the Proposed Business Combination (a) an amount of cash, which will not exceed $50 million, equal to the excess of the Gross Closing Proceeds (as defined in the Business Combination Agreement) over $100 million (the “Closing Cash Consideration”), (b) a number of ordinary shares of PubCo (the “PubCo Ordinary Shares” and such number of shares, the “Closing Share Consideration”) equal to (i) (x) $500 million minus the initial share premium of $598,000

(“Initial Share Premium”) minus the Closing Cash Consideration actually paid to Komisium, the difference divided by (y) $10.20, minus (ii) the Additional Closing Share Consideration (if any), and (c) in the event that redemptions by Public Stockholders equal or exceed 85% of the outstanding shares of Class A Common Stock, an additional 12,254,902 PubCo Ordinary Shares (the “Additional Closing Share Consideration”). If redemptions by the Public Stockholders are less than 85%, the Additional Closing Share Consideration will be deferred and 12,254,902 PubCo Ordinary Shares (the “Deferred Share Consideration”) will be issued upon the satisfaction of certain earnout conditions. In addition to the Closing Cash Consideration, Closing Share Consideration, Additional Closing Share Consideration (if any), and Deferred Share Consideration (if any), Komisium (i) will retain the 65,000 PubCo Ordinary Shares to which the Initial Share Premium relates, and (ii) may receive up to an additional 10,000,000 PubCo Ordinary Shares in earnout consideration (the “Earnout Consideration”) upon the satisfaction of certain earnout conditions set forth in more detail in the Business Combination Agreement.

Additionally, pursuant to the Business Combination Agreement, subject to the satisfaction or waiver of certain closing conditions set forth therein, immediately prior to the effective time of the Merger (the “Effective Time”), (a) each issued and outstanding share of Class B Common Stock shall no longer be outstanding and will be automatically converted into one share of Class A Common Stock subject to the terms of the Company’s Certificate of Incorporation and the Sponsor Support Agreement, (b) each issued and outstanding share of Class A Common Stock (including the shares of Class A Common Stock issued upon conversion of shares of Class B Common Stock, but not including any shares redeemed by the Public Stockholders and certain other excluded Company shares) shall no longer be outstanding and will be automatically converted into the right of the holder thereof to receive one PubCo Ordinary Share and (c) each outstanding whole warrant of the Company will be assumed by PubCo and will become exercisable for one PubCo Ordinary Share, on the same terms as the warrants of the Company in accordance with the terms of the Warrant Agreement dated as of September 29, 2021, by and between the Company and Continental Stock Transfer & Trust Company, as warrant agent (the “Warrant Agreement”).

On September 2, 2022, Komisium, Novibet, PubCo, Merger Sub and the Company entered into Amendment No. 1 to the Business Combination Agreement, which among other things provided for (i) a closing share valuation of $500,000,000, with 12,254,902 PubCo Ordinary Shares issuable to Komisium at closing of the Proposed Business Combination if redemptions equal or exceed 85%, or if redemptions are less than 85%, then such PubCo Ordinary Shares would be deferred and issuable in subsequent years if certain earnout targets are met, (ii) a dual tranche earnout based on the achievement of certain net gaming revenue targets, (iii) clauses permitting Komisium to transfer up to 30% of the issued PubCo Ordinary Shares after the Closing, (iv) the payment of an amount of dividend declared prior to March 30, 2022 to Komisium up to the amount of €3,579,625, (v) the payment of the net profits generated by Novibet between signing and closing to Komisium, and (vi) a minimum cash closing condition of $12.5 million after transaction expenses and redemptions.

On December 14, 2022, Komisium, Novibet, PubCo, Merger Sub and the Company entered into Amendment No. 2 to the Business Combination Agreement, which among other things provided for (i) the change of Pubco’s jurisdiction of incorporation from England and Wales to Jersey and (ii) clauses permitting Komisium to transfer up to 10% of the issued Novibet ordinary shares prior to the Closing Date.

In connection with the execution of the Business Combination Agreement, the Sponsor, Novibet and the Company entered into a Sponsor Support Agreement on March 30, 2022 (the “Sponsor Support Agreement”), pursuant to which the Sponsor agreed, among other things, to vote to adopt and approve the Business Combination Agreement and all other documents and transactions contemplated thereby, to vote against any business combination proposal other than the Proposed Business Combination or other proposals that would impede or frustrate the Proposed Business Combination, and to not change in any manner the dividend policy or capitalization of, including the voting rights of any class of capital stock of, the Company. Additionally, the Sponsor agreed not to redeem any shares of the Class A Common Stock or Class B Common Stock held by it in connection with the Proposed Business Combination, and to waive the anti-dilution and conversion price adjustments set forth in the Certificate of Incorporation with respect to its Class B Common Stock.

The closing of the Proposed Business Combination is subject to certain closing conditions and there is no assurance that the Proposed Business Combination will be completed.

On June 2, 2023, the Company informed Novibet, Komisium, and the other parties to the Business Combination Agreement of its decision to terminate the Business Combination Agreement, with immediate effect. The termination was made pursuant to the Business Combination Agreement. In addition, pursuant to the Sponsor Support Agreement, the termination of the Business Combination Agreement also terminated the Sponsor Support Agreement.

Liquidity and Going Concern Consideration

As of June 30, 2023, the Company had $51,409 in cash and a working capital deficit of $6,999,802.

The Company’s liquidity needs through June 30, 2023, were satisfied through a contribution of $25,000 from Sponsor to cover for certain expenses in exchange for the issuance of the Founder Shares and the proceeds from the consummation of the Private Placement not held in the Trust Account. In addition, in order to finance transaction costs in connection with a Business Combination, the Sponsor or an affiliate of the Sponsor, or certain of the Company’s officers and directors may, but are not obligated to, provide the Company Working Capital Loans (defined below, see Note 5). As of June 30, 2023, there were no amounts outstanding under the Working Capital Loans. The Company’s management plans to continue its efforts to complete a Business Combination, which includes the Company’s most recent announcement related to a Definitive Merger Agreement with Danam Health, Inc., via Form 8-K filed with the SEC on Monday August 7th, 2023.

If the Company’s funds are insufficient to meet the expenditures required for operating its business in the attempt to find a Business Combination or in the event that an initial Business Combination is not consummated, the Company will likely need to raise additional capital through loans or additional investments from its Sponsor, stockholders, officers, directors, or third parties. The Company’s officers, directors and Sponsor may, but are not obligated to, loan the Company funds, from time to time or at any time, in whatever amount they deem reasonable in their sole discretion, to meet the Company’s working capital needs. Accordingly, the Company may not be able to obtain additional financing. If the Company is unable to raise additional capital, it may be required to take additional measures to conserve liquidity, which could include, but not necessarily be limited to, curtailing operations, suspending the pursuit of a potential transaction, and reducing overhead expenses. The Company cannot provide any assurance that new financing will be available to it on commercially acceptable terms, if at all. These conditions raise substantial doubt about the Company’s ability to continue as a going concern through October 4, 2023. These financial statements do not include any adjustments relating to the recovery of the recorded assets or the classification of the liabilities that might be necessary should the Company be unable to continue as a going concern.

In connection with the Company’s assessment of going concern considerations in accordance with FASB ASC Topic 205-40, “Presentation of Financial Statements — Going Concern,” management has determined that the liquidity condition and mandatory liquidation, should a Business Combination not occur, and potential subsequent dissolution raises substantial doubt about the Company’s ability to continue as a going concern. No adjustments have been made to the carrying amounts of assets or liabilities should the Company be unable to raise additional capital.

In connection with the vote to approve the Charter Amendment Proposals, the holders of 18,012,973 shares of Class A common stock properly exercised their right to redeem their shares for cash at a redemption price of approximately $10.49 per share (the “Redemptions”), for an aggregate redemption amount of approximately $189 million.

NOTE 1. DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS

Artemis Strategic Investment Corporation (the “Company”) is a blank check company incorporated as a Delaware corporation on January 4, 2021. The Company was formed for the purpose of effectuating a merger, capital stock exchange, asset acquisition, stock purchase, reorganization or other similar business combination with one or more businesses (the “Business Combination”). The Company is an early stage and emerging growth company and, as such, the Company is subject to all of the risks associated with early stage and emerging growth companies.

As of December 31, 2022, the Company had not yet commenced any operations. All activity since inception relates to the Company’s formation and the initial public offering (the “Initial Public Offering” or “IPO”), and subsequent to the IPO, identifying a target business to complete a Business Combination with, as well as activities in connection with the Proposed Business Combination which is described below. The Company will not generate any operating revenues until after the completion of its initial Business Combination, at the earliest. The Company generates non-operating income in the form of interest income from the proceeds of the Initial Public Offering. The Company has selected December 31 as its fiscal year end.

Prior to the consummation of the IPO, on January 5, 2021, Artemis Sponsor, LLC (the “Sponsor”) purchased 4,312,500 shares of Class B common stock, par value $0.0001 per share (“Founder Shares” or “Class B Common Stock”), for an aggregate purchase price of $25,000, or $0.006 per share. On March 16, 2021, Artemis effected a stock split of the Class B Common Stock, resulting in an aggregate of 5,031,250 shares of Class B Common Stock outstanding and held by the Sponsor. The number of Founder Shares issued was determined based on the expectation that the total size of the IPO would be a maximum of 20,125,000 units if the underwriters’ option to purchase additional units was exercised in full, and therefore, that such Founder Shares would represent 20% of the issued and outstanding shares of common stock after the IPO.

On October 4, 2021, the Company consummated the Initial Public Offering of 20,125,000 units (the “Units”), including the issuance 2,625,000 Units as a result of the underwriters’ exercise of their over-allotment option in full, at $10.00 per Unit, generating gross proceeds of $201,250,000, which is described in Note 3. Each Unit issued in the IPO consists of one share of Class A common stock, par value $0.0001 per share (the “Public Shares” or “Class A Common Stock”) and one-half of one redeemable warrant (the “Public Warrants”). As a result of the exercise by the underwriters of their over-allotment option in full, 656,250 shares of Class B Common Stock were no longer subject to forfeiture.

Certain institutional anchor investors (the “Institutional Anchor Investors”) that are not affiliated with the Company, the Sponsor or the Company’s officers, directors, and certain members of the Company’s management purchased an aggregate of 13,020,000 Units. The Units were sold at an offering price of $10.00 per Unit, generating gross proceeds of $130,200,000. In addition to and as part of the Initial Public Offering, certain entities affiliated with the Sponsor, purchased an aggregate of 2,732,500 Units at an offering price of $10.00 per Unit, generating gross proceeds of $27,325,000.

Simultaneously with the closing of the Initial Public Offering, the Company consummated the sale of 8,000,000 warrants (the “Sponsor Warrants”) at a price of $1.00 per Sponsor Warrant in a private placement to the Sponsor, generating gross proceeds of $8,000,000, which is described in Note 4. The Company also consummated the sale of 2,000,000 warrants (the “Anchor Investor Warrants”, together with the Sponsor Warrants, the “Private Placement Warrants”) at a price of $1.00 per Anchor Investor Warrant in a private placement to certain Institutional Anchor Investors, generating gross proceeds of $2,000,000.

Simultaneously with the closing the Initial Public Offering, the Sponsor forfeited 1,618,434  Founder Shares and the Company sold 1,618,434 Founder Shares to certain Institutional Anchor Investors at the original purchase price of $0.006 per share. The Founder Shares will automatically convert into shares of Class A Common Stock at the time of the Company’s initial Business Combination on a one-for-one basis, subject to adjustment as provided in the Company’s final prospectus, as filed with the Securities and Exchange Commission (the “SEC”) on October 1, 2021 (“Final Prospectus”).

Transaction costs amounted to $25,559,771 consisting of $3,825,000 of underwriting fees, $7,043,750 of deferred underwriting commissions, $13,796,426 of offering costs related to the fair value of the Founder Shares issued to certain Institutional Anchor Investors and $894,595 of other offering costs. Effective as of July 14, 2022, Barclays Capital Inc. (“Barclays”) resigned and withdrew from its role as financial advisor and capital markets advisor to the Company and waived its entitlement to all fees in connection with the Business Combination, including its portion of the deferred underwriting commissions in the amount of approximately $4,578,438. Effective as of July 20, 2022, BMO Capital Markets Corp. (“BMO”) waived its entitlement to its portion of the deferred underwriting commissions in the amount of approximately $2,465,312. Offering costs related to the Founder Shares amounted to $13,796,426, of which $13,158,020 were charged to stockholders’ equity/(deficit) upon the completion of the Initial Public Offering and $638,407 were expensed to the statements of operations and included in transaction costs allocated to warrant liabilities.

Following the closing of the Initial Public Offering, an amount of $205,275,000 ($10.20 per Unit) from the net proceeds of the sale of the Units in the Initial Public Offering and the sale of the Private Placement Warrants was placed in a trust account (the “Trust Account”) and will be invested in U.S. government securities, within the meaning set forth in Section 2(a)(16) of the Investment Company Act of 1940, as amended (the “Investment Company Act”), with a maturity of 185 days or less, or in any open-ended investment company that holds itself out as a money market fund meeting certain conditions of Rule 2a-7 of the Investment Company Act, as determined by the Company, until the earlier of: (i) the completion of a Business Combination and (ii) the distribution of the funds in the Trust Account to the Company’s stockholders, as described below.

The Company’s management has broad discretion with respect to the specific application of the net proceeds of the Initial Public Offering and the sale of the Private Placement Warrants, although substantially all of the net proceeds are intended to be applied generally toward completing a Business Combination. The Company must complete its initial Business Combination with one or more target businesses that together have a fair market value equal to at least 80% of the net assets held in the Trust Account (excluding any deferred underwriting commissions held in the Trust Account) at the time of the agreement to enter into a Business Combination. The Company will only complete a Business Combination if the post-Business Combination company owns or acquires 50% or more of the issued and outstanding voting securities of the target or otherwise acquires a controlling interest in the target business sufficient for it not to be required to register as an investment company under the Investment Company Act. There is no assurance that the Company will be able to effect a Business Combination successfully.

The Company will provide its holders of the outstanding Public Shares (the “Public Stockholders”) with the opportunity to redeem all or a portion of their Public Shares upon the completion of a Business Combination either (i) in connection with a stockholder meeting called to approve a Business Combination or (ii) by means of a tender offer. In connection with a proposed Business Combination, the Company will be required to seek stockholder approval of a Business Combination at a meeting called for such purpose at which stockholders may seek to redeem their shares, regardless of whether they vote for or against a Business Combination. The Company will proceed with a Business Combination only if a majority of the outstanding shares voted are voted in favor of the Business Combination.

If the Company conducts redemptions of the Public Shares in connection with a Business Combination pursuant to the proxy solicitation rules in conjunction with a stockholder meeting instead of pursuant to the tender offer rules, the Company’s third amended and restated certificate of incorporation (the “Certificate of Incorporation”) provides that, a Public Stockholder, together with any affiliate of such stockholder or any other person with whom such stockholder is acting in concert or as a “group” (as defined under Section 13 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”)), will be restricted from seeking redemption rights with respect to 15% or more of the Public Shares without the Company’s prior written consent.

The Public Stockholders will be entitled to redeem their shares for a pro rata portion of the amount then in the Trust Account (initially $10.20 per share, plus any pro rata interest earned on the funds held in the Trust Account and not previously released to the Company to pay its tax obligations). The per-share amount to be distributed to stockholders who redeem their shares will not be reduced by the deferred underwriting commissions, which prior to the resignation of Barclays and waiver of fees by BMO, was to be paid to the underwriters upon the completion of the Business Combination, but has been waived following their resignation and waiver, respectively. There will be no redemption rights upon the completion of a Business Combination with respect to the Company’s warrants. These Public Shares are recorded at redemption value and classified as temporary equity upon the completion of the Initial Public Offering, in accordance with Accounting Standards Codification (“ASC”) Topic 480 “Distinguishing Liabilities from Equity.”

If the Company is unable to conduct redemptions pursuant to the proxy solicitation rules as described above, the Company will, pursuant to its Certificate of Incorporation, offer such redemption pursuant to the tender offer rules of the SEC, and file tender offer documents containing substantially the same information as would be included in a proxy statement with the SEC prior to completing a Business Combination.

The Sponsor, officers, directors, Institutional Anchor Investors, and advisors have agreed (a) to vote their Founder Shares and any Public Shares purchased during or after the Initial Public Offering in favor of a Business Combination, (b) not to propose an amendment to the Company’s Certificate of Incorporation with respect to the Company’s pre-Business Combination activities prior to the consummation of a Business Combination unless the Company provides dissenting Public Stockholders with the opportunity to redeem their Public Shares in conjunction with any such amendment, (c) not to redeem any shares (including the Founder Shares) into cash from the Trust Account in connection with a stockholder vote to approve a Business Combination (or to sell any shares in a tender offer in connection with a Business Combination if the Company is unable to conduct redemptions pursuant to the proxy solicitation rules) or a vote to amend the provisions of the Certificate of Incorporation relating to stockholders’ rights of pre-Business Combination activity and (d) that the Founder Shares shall not participate in any liquidating distributions upon winding up if a Business Combination is not consummated. However, the Sponsor and our officers, directors and advisors will be entitled to liquidating distributions from the Trust Account with respect to any Public Shares purchased during or after the Initial Public Offering if the Company fails to complete its Business Combination.

If the Company is unable to complete a Business Combination within 18 months from the closing of the Initial Public Offering (or 21 months from the closing of the Initial Public Offering, if the Company has executed a definitive agreement for a Business Combination within 18 months from the closing of the Initial Public Offering) (the “Combination Period”), the Company will (i) cease all operations except for the purpose of winding up, (ii) as promptly as reasonably possible but no more than ten business days thereafter, redeem the Public Shares, at a per-share price, payable in cash, equal to the aggregate amount then on deposit in the Trust Account, including interest earned on the funds held in the Trust Account and not previously released to us to pay taxes (less up to $100,000 of interest to pay dissolution expenses), divided by the number of then outstanding Public Shares, which redemption will completely extinguish Public Stockholders’ rights as stockholders (including the right to receive further liquidation distributions, if any), subject to applicable law, and (iii) as promptly as reasonably possible following such redemption, subject to the approval of the remaining stockholders and the Company’s board of directors, proceed to commence a voluntary liquidation and thereby a formal dissolution of the Company, subject in each case to its obligations under Delaware law to provide for claims of creditors and the requirements of applicable law. The underwriters have agreed to waive their rights to the deferred underwriting commission held in the Trust Account in the event the Company does not complete a Business Combination within the Combination Period and, in such event, such amounts will be included with the funds held in the Trust Account that will be available to fund the redemption of the Public Shares. In the event of such distribution, it is possible that the per share value of the assets remaining available for distribution will be less than the price per Unit $10.20. On March 30, 2022, the Company executed a definitive agreement for a Business Combination, described in the section titled “Proposed Business Combination with Novibet”, which has extended the mandatory liquidation date to 21 months or July 4, 2023.

The Sponsor has agreed that it will be liable to the Company if and to the extent any claims by a third party for services rendered or products sold to the Company, or a prospective target business with which the Company has entered into a written letter of intent, confidentiality or similar agreement or Business Combination agreement, reduce the amount of funds in the Trust Account to below the lesser of (i) $10.20 per Public Share and (ii) the actual amount per Public Share held in the Trust Account as of the day of liquidation of the Trust Account, if less than $10.00 per share due to reductions in the value of the trust assets, less taxes payable, provided that such liability will not apply to any claims by a third party or prospective target business who executed a waiver of any and all rights to monies held in the Trust Account (whether or not such waiver is enforceable) nor will it apply to any claims under the Company’s indemnity of the underwriters of Initial Public Offering against certain liabilities, including liabilities under the Securities Act of 1933, as amended (the “Securities Act”). However, the Company has not asked the Sponsor to reserve for such indemnification obligations, nor has the Company independently verified whether the Sponsor has sufficient funds to satisfy its indemnity obligations and believe that the Sponsor’s only assets are securities of the Company. Therefore, the Company cannot assure its stockholders that the Sponsor would be able to satisfy those obligations. None of the Company’s officers or directors will indemnify the Company for claims by third parties including, without limitation, claims by vendors and prospective target businesses. The Company will seek to reduce the possibility that the Sponsor will have to indemnify the Trust Account due to claims of creditors by endeavoring to have all vendors, service providers, prospective target businesses or other entities with which the Company does business, execute agreements with the Company waiving any right, title, interest or claim of any kind in or to monies held in the Trust Account.

The Institutional Anchor Investors will not be entitled to (i) redemption rights with respect to any Founder Shares held by them in connection with the completion of the initial Business Combination, (ii) redemption rights with respect to any Founder Shares held by them in connection with a stockholder vote to amend the Certificate of Incorporation in a manner that would affect the substance or timing of the Company’s obligation to redeem 100% of its Public Shares if the Company has not consummated an initial Business Combination within the Combination Period or (iii) rights to liquidating distributions from the Trust Account with respect to any Founder Shares held by them if the Company fails to complete the initial Business Combination within the Combination Period (although they will be entitled to liquidating distributions from the Trust Account with respect to any Public Shares they hold if the Company fails to complete the initial Business Combination within the Combination Period), see Note 5.

Proposed Business Combination with Novibet

On March 28, 2022, the board of directors of Artemis unanimously approved the Agreement and Plan of Reorganization, dated as of March 30, 2022, and amended on September 2, 2022 (as the same may be further amended, supplemented or otherwise modified from time to time, the “Business Combination Agreement”), by and among Komisium Limited, a private company limited by shares incorporated under the laws of Cyprus and the holder of all of the issued ordinary shares of Novibet and all of the issued and outstanding PubCo Ordinary Shares (“Komisium”), Logflex MT Holding Limited, a limited liability company organized under the laws of Malta with company registration number C 77769 and having its registered office at 170, Pater House, Level 1 (Suite A191), Psaila Street, Birkirkara, BKR 9077, Malta and a direct, wholly-owned subsidiary of Komisium (“Novibet”), Novibet PLC, a United Kingdom public limited company, and a direct, wholly-owned subsidiary of Komisium (“PubCo”), Novibet Merger Sub Inc., a Delaware corporation and a direct, wholly-owned subsidiary of PubCo (“Merger Sub”), and Artemis, which provides for, among other things, (i) the sale and transfer by Komisium of all issued ordinary shares and other equity interests of Novibet to PubCo in exchange for the consideration hereafter described (the “Share Exchange”), and (ii) the merger of Merger Sub with and into Artemis, with Artemis surviving and continuing as a direct, wholly-owned subsidiary of PubCo (the “Merger” and, together with the Share Exchange and the other transactions contemplated by the Business Combination Agreement to be effective upon consummation of the Merger, the “Proposed Business Combination”).

Pursuant to the Business Combination Agreement, subject to the satisfaction or waiver of certain closing conditions set forth therein, immediately prior to the Effective Time, Komisium will sell and transfer all issued ordinary shares and other equity interests of Novibet to PubCo in consideration for receiving at closing of the Proposed Business Combination (a) an amount of cash, which will not exceed $50 million, equal to the excess of the Gross Closing Proceeds (as defined in the Business Combination Agreement) over $100 million (the “Closing Cash Consideration”), (b) a number of ordinary shares of PubCo (the “PubCo Ordinary Shares” and such number of shares, the “Closing Share Consideration”) equal to (i) (x) $500 million minus the initial share premium of $598,000 (“Initial Share Premium”) minus the Closing Cash Consideration actually paid to Komisium, the difference divided by (y) $10.20, minus (ii) the Additional Closing Share Consideration (if any), and (c) in the event that redemptions by Public Stockholders equal or exceed 85% of the outstanding shares of Class A Common Stock, an additional 12,254,902 PubCo Ordinary Shares (the “Additional Closing Share Consideration”). If redemptions by the Public Stockholders are less than 85%, the Additional Closing Share Consideration will be deferred and 12,254,902 PubCo Ordinary Shares (the “Deferred Share Consideration”) will be issued upon the satisfaction of certain earnout conditions. In addition to the Closing Cash Consideration, Closing Share Consideration, Additional Closing Share Consideration (if any), and Deferred Share Consideration (if any), Komisium (i) will retain the 65,000 PubCo Ordinary Shares to which the Initial Share Premium relates, and (ii) may receive up to an additional 10,000,000 PubCo Ordinary Shares in earnout consideration (the “Earnout Consideration”) upon the satisfaction of certain earnout conditions set forth in more detail in the Business Combination Agreement.

Additionally, pursuant to the Business Combination Agreement, subject to the satisfaction or waiver of certain closing conditions set forth therein, immediately prior to the effective time of the Merger (the “Effective Time”), (a) each issued and outstanding share of Class B Common Stock shall no longer be outstanding and will be automatically converted into one share of Class A Common Stock subject to the terms of the Company’s Certificate of Incorporation and the Sponsor Support Agreement, (b) each issued and outstanding share of Class A Common Stock (including the shares of Class A Common Stock issued upon conversion of shares of Class B Common Stock, but not including any shares redeemed by the Public Stockholders and certain other excluded Company shares) shall no longer be outstanding and will be automatically converted into the right of the holder thereof to receive one PubCo Ordinary Share and (c) each outstanding whole warrant of the Company will be assumed by PubCo and will become exercisable for one PubCo Ordinary Share, on the same terms as the warrants of the Company in accordance with the terms of the Warrant Agreement dated as of September 29, 2021, by and between the Company and Continental Stock Transfer & Trust Company, as warrant agent (the “Warrant Agreement”).

On September 2, 2022, Komisium, Novibet, PubCo, Merger Sub and the Company entered into Amendment No. 1 to the Business Combination Agreement, which among other things provided for (i) a closing share valuation of $500,000,000, with 12,254,902 PubCo Ordinary Shares issuable to Komisium at closing of the Proposed Business Combination if redemptions equal or exceed 85%, or if redemptions are less than 85%, then such PubCo Ordinary Shares would be deferred and issuable in subsequent years if certain earnout targets are met, (ii) a dual tranche earnout based on the achievement of certain net gaming revenue targets, (iii) clauses permitting Komisium to transfer up to 30% of the issued PubCo Ordinary Shares after the Closing, (iv) the payment of an amount of dividend declared prior to March 30, 2022 to Komisium up to the amount of €3,579,625, (v) the payment of the net profits generated by Novibet between signing and closing to Komisium, and (vi) a minimum cash closing condition of $12.5 million after transaction expenses and redemptions.

On December 14, 2022, Komisium, Novibet, PubCo, Merger Sub and the Company entered into Amendment No. 2 to the Business Combination Agreement, which among other things provided for (i) the change of Pubco’s jurisdiction of incorporation from England and Wales to Jersey and (ii) clauses permitting Komisium to transfer up to 10% of the issued Novibet ordinary shares prior to the Closing Date.

In connection with the execution of the Business Combination Agreement, the Sponsor, Novibet and the Company entered into a Sponsor Support Agreement on March 30, 2022 (the “Sponsor Support Agreement”), pursuant to which the Sponsor agreed, among other things, to vote to adopt and approve the Business Combination Agreement and all other documents and transactions contemplated thereby, to vote against any business combination proposal other than the Proposed Business Combination or other proposals that would impede or frustrate the Proposed Business Combination, and to not change in any manner the dividend policy or capitalization of, including the voting rights of any class of capital stock of, the Company. Additionally, the Sponsor agreed not to redeem any shares of the Class A Common Stock or Class B Common Stock held by it in connection with the Proposed Business Combination, and to waive the anti-dilution and conversion price adjustments set forth in the Certificate of Incorporation with respect to its Class B Common Stock.

The closing of the Proposed Business Combination is subject to certain closing conditions and there is no assurance that the Proposed Business Combination will be completed.

Liquidity and Going Concern Consideration

As of December 31, 2022, the Company had $160,940 in cash and a working capital deficit of $5,942,600.

The Company’s liquidity needs through December 31, 2022, were satisfied through a contribution of $25,000 from Sponsor to cover for certain expenses in exchange for the issuance of the Founder Shares and the proceeds from the consummation of the Private Placement not held in the Trust Account. In addition, in order to finance transaction costs in connection with a Business Combination, the Sponsor or an affiliate of the Sponsor, or certain of the Company’s officers and directors may, but are not obligated to, provide the Company Working Capital Loans (defined below, see Note 5). As of December 31, 2022, there were no amounts outstanding under the Working Capital Loans. The Company’s management plans to continue its efforts to complete a Business Combination within 21 months of the closing of the Initial Public Offering, or July 4, 2023.

If the Company’s funds are insufficient to meet the expenditures required for operating its business in the attempt to find a Business Combination or in the event that an initial Business Combination is not consummated, the Company will likely need to raise additional capital through loans or additional investments from its Sponsor, stockholders, officers, directors, or third parties. The Company’s officers, directors and Sponsor may, but are not obligated to, loan the Company funds, from time to time or at any time, in whatever amount they deem reasonable in their sole discretion, to meet the Company’s working capital needs. Accordingly, the Company may not be able to obtain additional financing. If the Company is unable to raise additional capital, it may be required to take additional measures to conserve liquidity, which could include, but not necessarily be limited to, curtailing operations, suspending the pursuit of a potential transaction, and reducing overhead expenses. The Company cannot provide any assurance that new financing will be available to it on commercially acceptable terms, if at all. These conditions raise substantial doubt about the Company’s ability to continue as a going concern through July 4, 2023. These financial statements do not include any adjustments relating to the recovery of the recorded assets or the classification of the liabilities that might be necessary should the Company be unable to continue as a going concern.

In connection with the Company’s assessment of going concern considerations in accordance with FASB ASC Topic 205-40, “Presentation of Financial Statements — Going Concern,” management has determined that the liquidity condition and mandatory liquidation, should a Business Combination not occur, and potential subsequent dissolution raises substantial doubt about the Company’s ability to continue as a going concern. No adjustments have been made to the carrying amounts of assets or liabilities should the Company be unable to raise additional capital.